 1-A/A LIVE 0001705510 XXXXXXXX 024-10699 true 1212 Development Corp NV 2016 0001705510 7011 81-3274636 0 0 5348 Vegas Drive Suite 205 Las Vegas NV 92880 7029051212 Dr. William C. Foulk Other 3868.00 0.00 0.00 0.00 3868.00 0.00 0.00 0.00 3868.00 3868.00 0.00 6132.00 0.00 -6132.00 0.00 0.00 AJSH & CO, LLP Common 100000000 000000n/a n/a n/a 0 000000n/a n/a n/a 0 000000n/a n/a true true Tier2 Audited Equity (common or preferred stock) N N N Y N N 5000000 100000000 10.0000 50000000.00 0.00 0.00 0.00 50000000.00 true AL AK AZ AR CA CO CT DE FL GA HI ID IL IN IA KS KY LA ME MD MA MI MN MS MO MT NE NV NH NJ NM NY NC ND OH OK OR PA RI SC SD TN TX UT VT VA WA WV WI WY DC PR 1212 Development Corp. Common 100000000 0 10000, value. Section 4(a)(2)